Offsetting financial assets (Detail) - USD ($) $ in Billions	Dec. 31, 2023	Dec. 31, 2022
Netting recognized on the balance sheet
Gross assets before netting	$ 325.7	$ 327.2
Netting with gross liabilities	(104.3)	(90.4)
Net assets recognized on the balance sheet	221.4	236.8
Netting potential not recognized on the balance sheet
Financial liabilities	(122.9)	(136.3)
Collateral received	(85.9)	(84.1)
Assets after consideration of netting potential	12.6	16.4
Assets not subject to netting arrangements
Assets recognized on the balance sheet	80.5	75.6
Total assets
Total assets, after consideration of further netting potential	93.1	92.0
Total assets recognized on the balance sheet	301.9	312.4
Receivables from securities financing transactions measured at amortized cost
Netting recognized on the balance sheet
Gross assets before netting	69.2	60.8
Netting with gross liabilities	(12.2)	(11.1)
Net assets recognized on the balance sheet	56.9	49.6
Netting potential not recognized on the balance sheet
Financial liabilities	(1.5)	(3.0)
Collateral received	(55.2)	(46.4)
Assets after consideration of netting potential	0.3	0.3
Assets not subject to netting arrangements
Assets recognized on the balance sheet	17.2	18.2
Total assets
Total assets, after consideration of further netting potential	17.5	18.5
Total assets recognized on the balance sheet	74.1	67.8
Derivatives [Member]
Netting recognized on the balance sheet
Gross assets before netting	128.8	147.4
Netting with gross liabilities	(2.5)	(2.5)
Net assets recognized on the balance sheet	126.3	144.9
Netting potential not recognized on the balance sheet
Financial liabilities	(99.3)	(110.9)
Collateral received	(23.4)	(28.5)
Assets after consideration of netting potential	3.7	5.5
Assets not subject to netting arrangements
Assets recognized on the balance sheet	5.4	5.2
Total assets
Total assets, after consideration of further netting potential	9.1	10.7
Total assets recognized on the balance sheet	131.7	150.1
Cash collateral receivables on derivative instruments
Netting recognized on the balance sheet
Gross assets before netting	31.5	33.5
Netting with gross liabilities	(0.0)	(0.0)
Net assets recognized on the balance sheet	31.5	33.5
Netting potential not recognized on the balance sheet
Financial liabilities	(20.4)	(20.9)
Collateral received	(2.5)	(1.9)
Assets after consideration of netting potential	8.7	10.6
Assets not subject to netting arrangements
Assets recognized on the balance sheet	0.8	1.5
Total assets
Total assets, after consideration of further netting potential	9.5	12.1
Total assets recognized on the balance sheet	32.3	35.0
Financial assets at fair value not held for trading
Netting recognized on the balance sheet
Gross assets before netting	96.3	85.6
Netting with gross liabilities	(89.6)	(76.8)
Net assets recognized on the balance sheet	6.7	8.7
Netting potential not recognized on the balance sheet
Financial liabilities	(1.8)	(1.5)
Collateral received	(4.9)	(7.3)
Assets after consideration of netting potential	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	57.1	50.7
Total assets
Total assets, after consideration of further netting potential	57.1	50.7
Total assets recognized on the balance sheet	63.8	59.4
of which: reverse repurchase agreements
Netting recognized on the balance sheet
Gross assets before netting	95.1	84.4
Netting with gross liabilities	(89.6)	(76.8)
Net assets recognized on the balance sheet	5.5	7.6
Netting potential not recognized on the balance sheet
Financial liabilities	(1.8)	(1.5)
Collateral received	(3.7)	(6.1)
Assets after consideration of netting potential	0.0	0.0
Assets not subject to netting arrangements
Assets recognized on the balance sheet	0.0	0.1
Total assets
Total assets, after consideration of further netting potential	0.0	0.1
Total assets recognized on the balance sheet	$ 5.5	$ 7.7